A.B. KORELIN & ASSOCIATES INC.

108 SE 124th Avenue                               Phone: 888-428-6698

Vancouver, Washington  98684                   Fax:  360-326-1952

Carmen Moncada-Terry

United States Securities and Exchange Commission

Division of Corporate Finance

100 F St. NE

Washington, D.C. 20549-7010

Dear Carmen,

For Golden Goliath Resources Ltd., we hereby submit Golden Goliath’s Amended 20-F/A Registration Statement and a Response to Staff Comments Letter via EDGAR. This amendment has addressed the Staff’s comments issued on September 22, 2006 as well as the comments issued on October 18, 2006.

To respond to this filing, please contact me at the numbers listed above or J. Paul Sorbara, President of Golden Goliath, by phone at (604) 682-2950 or by fax at (604) 685-3764.

Sincerely,

/s/ Al Korelin

Al Korelin

A.B. Korelin & Associates